Schedule of Investments (unaudited) June 30, 2019	BlackRock Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 95.8%

Capital Markets — 0.4%
Tradeweb Markets, Inc., Class A(a)	168,107	$7,364,768

Communications Equipment — 1.1%
Arista Networks, Inc.(b)	34,400	8,930,928
Viavi Solutions, Inc.(b)	885,553	11,768,999

		20,699,927

Diversified Consumer Services — 1.0%
Arco Platform Ltd., Class A(a)(b)	429,558	18,806,049

Diversified Financial Services — 0.2%
TransferWise (Acquired 06/03/19, cost $3,861,759)(b)(c)	43,665	3,842,520

Diversified Telecommunication Services — 1.5%
Bandwidth, Inc., Class A(a)(b)	141,268	10,597,925
China Tower Corp. Ltd., H Shares(d)	65,238,000	17,136,222

		27,734,147

Electronic Equipment, Instruments & Components — 1.7%
II-VI, Inc.(b)	550,501	20,126,317
Keysight Technologies, Inc.(b)	130,151	11,688,861

		31,815,178

Entertainment — 2.3%
Activision Blizzard, Inc.	272,600	12,866,720
Netflix, Inc.(b)	44,562	16,368,514
Ubisoft Entertainment SA(b)	168,739	13,196,842

		42,432,076

Equity Real Estate Investment Trusts (REITs) — 0.7%
Equinix, Inc.	24,147	12,177,091

Food Products — 0.3%
Beyond Meat, Inc.(a)(b)	26,993	4,337,235

Health Care Technology — 1.0%
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	1,970,059	8,224,283
Teladoc Health, Inc.(a)(b)	159,965	10,623,276

		18,847,559

Hotels, Restaurants & Leisure — 0.4%
Luckin Coffee, Inc. — ADR(a)(b)	409,878	7,988,522

Household Durables — 0.8%
Roku, Inc.(a)(b)(e)(f)	162,384	14,708,743

Interactive Media & Services — 11.1%
58.com, Inc. — ADR(b)	98,563	6,127,662
Alphabet, Inc., Class A(b)	49,244	53,321,403
Facebook, Inc., Class A(b)	152,383	29,409,919
IAC/InterActiveCorp(b)	90,570	19,701,692
Pinterest, Inc., Class A(a)(b)	413,717	11,261,377
Tencent Holdings Ltd.	1,487,300	67,284,588
Yandex NV, Class A(b)	445,000	16,910,000

		204,016,641

Internet & Direct Marketing Retail — 11.3%
Alibaba Group Holding Ltd. — ADR(b)	315,200	53,410,640
Amazon.com, Inc.(b)	29,548	55,952,979
Chewy, Inc., Class A(a)(b)	187,613	6,566,455
Ctrip.com International Ltd. — ADR(b)	321,638	11,871,658
Delivery Hero SE(b)(d)	319,181	14,488,376
Ensogo Ltd.(b)(g)	94,425	1
Farfetch Ltd., Class A(a)(b)	551,725	11,475,880
Jasper Infotech Private Ltd. (Acquired 5/7/14, cost $1,414,399)(b)(c)(g)	1,900	607,696
Maoyan Entertainment(b)(d)	2,771,400	4,578,931
Meituan Dianping, Class B(b)	1,559,230	13,695,196
MercadoLibre, Inc.(b)(e)	34,425	21,060,182
Tongcheng-Elong Holdings Ltd.(a)(b)	3,240,800	6,432,929

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Trainline PLC(b)(d)	1,330,438	$6,963,667

		207,104,590

IT Services — 17.6%
Adyen NV(b)(d)(f)	15,721	12,126,955
Endava PLC — ADR(b)	278,568	11,209,576
Fastly, Inc., Class A(b)	185,323	3,758,351
GDS Holdings Ltd. — ADR(a)(b)	221,621	8,326,301
GMO Payment Gateway, Inc.	223,200	15,424,824
InterXion Holding NV(b)	200,785	15,277,731
Mastercard, Inc., Class A	94,006	24,867,407
MongoDB, Inc.(b)(e)	105,974	16,117,586
Network International Holdings PLC(b)(d)	1,194,573	8,996,124
Okta, Inc.(a)(b)(e)	157,768	19,485,926
Pagseguro Digital Ltd., Class A(a)(b)(e)(f)	384,637	14,989,304
PayPal Holdings, Inc.(b)	204,814	23,443,011
Shopify, Inc., Class A(a)(b)(e)	53,502	16,058,625
Square, Inc., Class A(a)(b)(e)	308,537	22,378,189
StoneCo Ltd., Class A(a)(b)	360,001	10,648,830
Twilio, Inc., Class A(b)(e)	316,813	43,197,453
Visa, Inc., Class A	134,890	23,410,160
Wirecard AG	107,508	18,149,109
Wix.com Ltd.(b)	105,633	15,010,449

		322,875,911

Multiline Retail — 0.9%
Magazine Luiza SA	300,893	16,357,352

Professional Services — 0.5%
HeadHunter Group PLC — ADR	501,706	8,152,722

Road & Rail — 0.3%
Uber Technologies, Inc. (Acquired 05/10/19, cost $2,000,004)(b)(c)	128,924	5,761,871

Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices, Inc.(b)	664,486	20,180,440
AIXTRON SE(a)(b)	742,831	7,095,920
ASML Holding NV	75,381	15,686,026
Cree, Inc.(a)(b)	296,802	16,674,336
Inphi Corp.(a)(b)	249,412	12,495,541
Lam Research Corp.	104,888	19,702,162
Marvell Technology Group Ltd.	980,681	23,408,856
Micron Technology, Inc.(b)	299,900	11,573,141
Monolithic Power Systems, Inc.	80,021	10,865,251
NVIDIA Corp.(a)	62,668	10,291,966
Silicon Laboratories, Inc.(a)(b)	92,866	9,602,344
Skyworks Solutions, Inc.	165,302	12,772,885
SOITEC(b)	178,931	19,574,996
STMicroelectronics NV	755,900	13,406,703
Taiwan Semiconductor Manufacturing Co. Ltd.	2,307,000	17,644,822
Xilinx, Inc.	79,373	9,359,664

		230,335,053

Software — 27.6%
Adobe, Inc.(b)	94,010	27,700,046
Altair Engineering, Inc., Class A(a)(b)	293,467	11,853,132
Alteryx, Inc., Class A(a)(b)	164,549	17,955,587
Altium Ltd.	556,680	13,437,839
Aspen Technology, Inc.(b)	78,700	9,780,836
Atlassian Corp. PLC, Class A(b)(e)	183,293	23,982,056
Autodesk, Inc.(b)	127,506	20,770,727
Avalara, Inc.(b)	206,244	14,890,817
Blue Prism Group PLC(a)(b)	412,500	7,237,248
Crowdstrike Holdings, Inc., Class A(b)(e)	118,666	8,103,701
Elastic NV(b)(e)(f)	123,190	9,197,365
Five9, Inc.(a)(b)	208,389	10,688,272
Intuit, Inc.	40,063	10,469,664
Kingdee International Software Group Co. Ltd.(a)	12,967,000	14,046,964
Linx SA	1,362,052	12,567,222

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Technology Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Linx SA — ADR(b)	208,100	$1,897,872
Microsoft Corp.	603,878	80,895,497
Pagerduty, Inc.(a)(b)(e)	92,639	4,358,665
Pluralsight, Inc., Class A(b)	372,354	11,289,773
RingCentral, Inc., Class A(a)(b)	126,371	14,522,555
salesforce.com, Inc.(a)(b)	227,026	34,446,655
ServiceNow, Inc.(b)(e)	84,212	23,122,089
Slack Technologies, Inc., Class A(b)(e)	284,200	10,657,500
Smartsheet, Inc., Class A(a)(b)	256,895	12,433,718
SVMK, Inc.(a)(b)	642,355	10,605,281
Synopsys, Inc.(b)	74,654	9,607,223
Tableau Software, Inc., Class A(b)	100,034	16,607,645
Weimob, Inc.(b)(d)	9,854,000	6,468,891
Xero Ltd.(b)	255,708	10,795,145
Zendesk, Inc.(a)(b)(e)	184,741	16,447,491
Zoom Video Communications, Inc., Class A(a)(b)(e)	116,518	10,345,633
Zscaler, Inc.(a)(b)(e)	177,909	13,634,946
Zuora, Inc., Class A(a)(b)	250,666	3,840,203

		504,658,258

Technology Hardware, Storage & Peripherals — 2.5%
Apple Inc.	228,884	45,300,721

Total Common Stocks — 95.8% (Cost: $1,171,146,405)		1,755,316,934

Preferred Stocks — 0.7%

Diversified Financial Services — 0.2%
TransferWise (Seed Preferred) (Acquired 06/03/19, cost $1,327,042)(b)(c)	15,005	1,320,440
TransferWise, Series A (Acquired 06/03/19, cost $1,569,103)(b)(c)	17,742	1,561,296
TransferWise, Series B (Acquired 06/03/19, cost $450,608)(b)(c)	5,095	448,360
TransferWise, Series C (Acquired 06/03/19, cost $251,969)(b)(c)	2,849	250,712
TransferWise, Series D (Acquired 06/03/19, cost $69,694)(b)(c)	788	69,344

Security	Shares	Value

Diversified Financial Services (continued)
TransferWise, Series E (Acquired 06/03/19, cost $7,429)(b)(c)	84	$7,392

		3,657,544

Internet & Direct Marketing Retail — 0.3%
Postmates, Inc., Series F (Acquired 01/08/19, cost $6,260,003)(b)(c)(g)	784,550	6,425,464

Internet Software & Services — 0.1%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $1,080,592)(b)(c)(g)	39,400	1,704,050

Software — 0.1%
Palantir Technologies, Inc., Series I (Acquired 02/07/14, cost $1,500,011)(b)(c)(g)	244,700	1,592,997

Total Preferred Stocks — 0.7% (Cost: $12,516,451)		13,380,055

Total Long-Term Investments — 96.5% (Cost: $1,183,662,856)		1,768,696,989

Short-Term Securities — 12.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(h)(j)	66,172,525	66,172,525
SL Liquidity Series, LLC, Money Market Series, 2.55%(h)(i)(j)	155,166,265	155,212,815

Total Short-Term Securities — 12.1% (Cost: $221,357,664)		221,385,340

Total Investments Before Options Written — 108.6% (Cost: $1,405,020,520)		1,990,082,329

Options Written — (0.2)%

Options Written — (0.2)%
(Premiums Received: $(4,072,744))		(3,986,561)

Total Investments Net Of Options Written — 108.4%		1,986,095,768

Liabilities in Excess of Other Assets — (8.4)%		(154,010,079)

Net Assets — 100.0%		$1,832,085,689

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $23,592,142, representing 1.3% of its net assets as of period end, and an original cost $19,792,613.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Annualized 7-day yield as of period end.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	95,326,684	(29,154,159)	66,172,525	$66,172,525	$1,232,485		$—	$—
SL Liquidity Series, LLC, Money Market Series	116,620,862	38,545,403	155,166,265	155,212,815	1,472,054	(b)	11,981	16,844

				$221,385,340	$2,704,539		$11,981	$16,844

(a)	Includes net capital gain distributions.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Technology Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)		Value

Call
ServiceNow, Inc.	140	7/12/19	USD 285.00	USD	3,844	$(43,400)
Square, Inc., Class A	338	7/12/19	USD 67.00	USD	2,452	(201,955)
Zscaler, Inc.	155	7/12/19	USD 72.00	USD	1,188	(96,100)
Atlassian Corp. PLC, Class A	153	7/19/19	USD 131.00	USD	2,002	(70,380)
Atlassian Corp. PLC, Class A	152	7/19/19	USD 135.00	USD	1,989	(43,700)
Crowdstrike Holdings, Inc., Class A	297	7/19/19	USD 75.00	USD	2,028	(64,597)
Elastic NV	139	7/19/19	USD 90.00	USD	1,038	(1,738)
MercadoLibre, Inc.	95	7/19/19	USD 640.00	USD	5,812	(85,500)
Okta, Inc.	197	7/19/19	USD 125.00	USD	2,433	(84,710)
Pagerduty, Inc.	231	7/19/19	USD 55.00	USD	1,087	(12,705)
Pagseguro Digital Ltd., Class A	211	7/19/19	USD 37.50	USD	822	(50,640)
Pagseguro Digital Ltd., Class A	211	7/19/19	USD 32.50	USD	822	(140,315)
Roku, Inc.	189	7/19/19	USD 95.00	USD	1,712	(52,826)
Roku, Inc.	190	7/19/19	USD 105.00	USD	1,721	(14,915)
ServiceNow, Inc.	140	7/19/19	USD 290.00	USD	3,844	(45,150)
Slack Technologies, Inc., Class A	355	7/19/19	USD 40.00	USD	1,331	(37,275)
Zendesk, Inc.	309	7/19/19	USD 95.00	USD	2,751	(28,583)
Zoom Video Communications, Inc., Class A	73	7/19/19	USD 95.50	USD	648	(15,147)
Zscaler, Inc.	88	7/19/19	USD 78.00	USD	674	(24,640)
Atlassian Corp. PLC, Class A	204	7/26/19	USD 136.00	USD	2,669	(106,080)
MongoDB, Inc.	185	7/26/19	USD 192.50	USD	2,814	(10,175)
Okta, Inc.	197	7/26/19	USD 126.00	USD	2,433	(93,575)
Roku, Inc.	121	7/26/19	USD 100.00	USD	1,096	(25,955)
Shopify, Inc., Class A	93	7/26/19	USD 312.50	USD	2,791	(96,255)
Square, Inc., Class A	189	7/26/19	USD 78.50	USD	1,371	(16,349)
Zoom Video Communications, Inc., Class A	145	7/26/19	USD 100.00	USD	1,287	(26,462)
Zoom Video Communications, Inc., Class A	73	7/26/19	USD 97.50	USD	648	(18,067)
Zscaler, Inc.	90	7/26/19	USD 79.00	USD	690	(28,125)
Zscaler, Inc.	311	7/26/19	USD 81.00	USD	2,384	(71,530)
Atlassian Corp. PLC, Class A	203	8/02/19	USD 139.00	USD	2,656	(101,500)
MongoDB, Inc.	185	8/02/19	USD 192.50	USD	2,814	(15,263)
Okta, Inc.	197	8/02/19	USD 128.00	USD	2,433	(91,605)
Roku, Inc.	122	8/02/19	USD 105.00	USD	1,105	(26,047)
ServiceNow, Inc.	141	8/02/19	USD 295.00	USD	3,871	(95,175)
Square, Inc., Class A	177	8/02/19	USD 72.50	USD	1,284	(69,915)
Twilio, Inc., Class A	310	8/02/19	USD 141.00	USD	4,227	(185,380)
Zoom Video Communications, Inc., Class A	145	8/02/19	USD 100.00	USD	1,287	(35,525)
Zoom Video Communications, Inc., Class A	73	8/02/19	USD 99.00	USD	648	(20,805)
Zscaler, Inc.	89	8/02/19	USD 80.00	USD	682	(26,255)
Shopify, Inc., Class A	172	8/09/19	USD 302.50	USD	5,163	(350,020)
Atlassian Corp. PLC, Class A	204	8/16/19	USD 140.00	USD	2,669	(109,140)
Crowdstrike Holdings, Inc., Class A	296	8/16/19	USD 80.00	USD	2,021	(82,140)
Elastic NV	146	8/16/19	USD 85.00	USD	1,090	(17,885)
MercadoLibre, Inc.	94	8/16/19	USD 700.00	USD	5,751	(118,440)
MongoDB, Inc.	159	8/16/19	USD 175.00	USD	2,418	(64,395)
Okta, Inc.	197	8/16/19	USD 135.00	USD	2,433	(70,920)
Pagerduty, Inc.	232	8/16/19	USD 60.00	USD	1,092	(20,300)
Pagseguro Digital Ltd., Class A	456	8/16/19	USD 35.00	USD	1,777	(228,000)
Pagseguro Digital Ltd., Class A	211	8/16/19	USD 32.50	USD	822	(147,700)

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Technology Opportunities Portfolio

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)		Value

Slack Technologies, Inc., Class A	355	8/16/19	USD 45.00	USD	1,331	$(32,837)
Zendesk, Inc.	307	8/16/19	USD 100.00	USD	2,733	(65,237)
Zendesk, Inc.	307	8/16/19	USD 95.00	USD	2,733	(108,985)
Zoom Video Communications, Inc., Class A	73	8/16/19	USD 105.00	USD	648	(18,067)
Zscaler, Inc.	156	8/16/19	USD 80.00	USD	1,196	(63,960)

						$(3,772,345)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
Elastic NV	Morgan Stanley & Co. International PLC	14,600	07/08/19	USD	89.93	USD	1,090	$(48)
Roku, Inc.	J.P. Morgan Securities LLC	189	07/12/19	USD	103.50	USD	1,712	(7,938)
Pagseguro Digital Ltd., Class A	UBS Securities LLC	257	07/19/19	USD	32.32	USD	1,002	(175,220)
Adyen NV	UBS AG	5,500	07/31/19	EUR	753.61	EUR	3,731	(31,010)

								$(214,216)

Currency Abbreviations

EUR	Euro

USD	U.S. Dollar

Portfolio Abbreviation

ADR	American Depository Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately held companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Technology Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Capital Markets	$7,364,768	$—	$—	$7,364,768
Communications Equipment	20,699,927	—	—	20,699,927
Diversified Consumer Services	18,806,049	—	—	18,806,049
Diversified Financial Services	—	3,842,520	—	3,842,520
Diversified Telecommunication Services	10,597,925	17,136,222	—	27,734,147
Electronic Equipment, Instruments & Components	31,815,178	—	—	31,815,178
Entertainment	29,235,234	13,196,842	—	42,432,076
Equity Real Estate Investment Trusts (REITs)	12,177,091	—	—	12,177,091
Food Products	4,337,235	—	—	4,337,235
Health Care Technology	10,623,276	8,224,283	—	18,847,559
Hotels, Restaurants & Leisure	7,988,522	—	—	7,988,522
Household Durables	14,708,743	—	—	14,708,743
Interactive Media & Services	136,732,053	67,284,588	—	204,016,641
Internet & Direct Marketing Retail	167,301,461	39,195,432	607,697	207,104,590
IT Services	277,175,023	45,700,888	—	322,875,911
Multiline Retail	16,357,352	—	—	16,357,352
Professional Services	8,152,722	—	—	8,152,722
Road & Rail.	—	5,761,871	—	5,761,871
Semiconductors & Semiconductor Equipment	156,926,586	73,408,467	—	230,335,053
Software	452,672,171	51,986,087	—	504,658,258
Technology Hardware, Storage & Peripherals	45,300,721	—	—	45,300,721
Preferred Stocks:
Diversified Financial Services	—	3,657,544	—	3,657,544
Internet & Direct Marketing Retail	—	—	6,425,464	6,425,464
Internet Software & Services	—	—	1,704,050	1,704,050
Software	—	—	1,592,997	1,592,997
Short-Term Securities	66,172,525	—	—	66,172,525

Subtotal	$1,495,144,562	$329,394,744	$10,330,208	$1,834,869,514

Investments Valued at Net Asset Value (“NAV”)(a)				155,212,815

Total Investments				$1,990,082,329

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(3,772,345)	$(214,216)	—	$(3,986,561)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.